Related party transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transaction [Line Items]
Schedule of Related Party Transactions [Table Text Block]

Details of the transactions for the years ended December 31, 2014, 2015 and 2016 were as follows:

	For the years ended December 31,
	2014	2015	2016
Dreamstart	$1,187,922	$1,611,256	$454,845
CBG	$391,800	$208,330	$—
JG Fashion	$309,473	$207,461	$—
Lu&co	$—	$9,402	$10,675
Acorn Composite	$—	$—	$924,757
IS Seafood	$—	$—	$22,810
Dragon Law	$—	$2,026	$2,785
URBN Hotels	$—	$—	$2,820
Jia He Hotel	$—	$—	$2,513
Cachet hotel	$—	$—	$1,307

Schedule Of Payments Made By Related Parties [Table Text Block]
During 2015 and 2016, other cash payment to related parties regarding the convertible loan is as followed (refer to Note 9):

	For the years ended December 31,
Cash payment to the related party (see Note 9)	2015	2016
Acorn Composite	$1,870,547	$—
Ryecor	$1,154,386	$—

China Branding Company Limited [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions [Table Text Block]
Details of the transactions and balances for the years ended December 31, 2014, 2015 and 2016 were as follows:

	For the years ended December 31,
Other transactions with CBG	2014	2015	2016
Lease income	$97,635	$—	$—
Service income	$48,818	$—	$—

As of December 31, 2015 and 2016, the balance due from and due to related parties were as follows:

	December 31,
	2015	2016
Other receivables - CBG	$—	$—
Other receivables - Ryecor	$77,597	$—
Other payables - Mr. Robert W. Roche	$924,757	$—
Account payable - IS seafood	$—	$15,537
Other receivables - URBN Hotels	$—	$3,171